Short-Term and Long-Term Bank Loans (Summary of Bank Loans) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 11, 2012 to May 7, 2013 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 11, 2012 to May 7, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - May 11, 2012 to May 7, 2013 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 8, 2012 to April 5, 2013 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 8, 2012 to April 5, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - May 8, 2012 to April 5, 2013 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 9, 2012 to April 15, 2013 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 9, 2012 to April 15, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - May 9, 2012 to April 15, 2013 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 9, 2012 to April 26, 2013 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 9, 2012 to April 26, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - May 9, 2012 to April 26, 2013 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 18, 2013 to April 2, 2014 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 18, 2013 to April 2, 2014 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - April 18, 2013 to April 2, 2014 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 19, 2013 to April 11, 2014 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 19, 2013 to April 11, 2014 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - April 19, 2013 to April 11, 2014 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 23, 2013 to April 16, 2014 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 23, 2013 to April 16, 2014 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - April 23, 2013 to April 16, 2014 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 25, 2013 to April 18, 2014 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 25, 2013 to April 18, 2014 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - April 25, 2013 to April 18, 2014 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 2, 2013 to April 24, 2014 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 2, 2013 to April 24, 2014 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - May 2, 2013 to April 24, 2014 [Member] CNY	Dec. 31, 2013 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Dec. 31, 2013 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Dec. 31, 2012 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate					7.87%	7.87%	7.87%	7.87%	7.87%	7.87%	7.87%	7.87%	7.87%	7.87%	7.87%	7.87%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	6.12%	6.12%	6.12%
Short-term borrowings	$ 17,345	105,000	110,000		$ 0	0	10,000	$ 0	0	30,000	$ 0	0	35,000	$ 0	0	35,000	$ 3,304	20,000	0	$ 3,304	20,000	0	$ 4,129	25,000	0	$ 3,304	20,000	0	$ 3,304	20,000	0
Long-term loans																																1,652	10,000	10,000
Total loans payable	18,997	115,000	120,000	178,501
Less amounts classified as short-term	(17,345)	(105,000)	(110,000)
Long-term loan	$ 1,652	10,000	10,000